Fair Value Measurements (Tables)	12 Months Ended
May 31, 2024
Fair Value Measurements [Abstract]
Schedule of Fair Value Hierarchy of the Valuation Inputs the Company Utilized to Determine such Fair Value	The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of May 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Amount at Fair Value	Level 1	Level 2	Level 3
May 31, 2024
Liabilities
Derivative Liability - Forward Purchase Agreement	$20,938	$—	$—	$20,938
Derivative Liability - Warrants	$576	$549	$—	$27
Total	$21,514	$549	$—	$20,965

Schedule of Level 3 Fair Value Measurements Inputs	The following table provides quantitative information regarding Level 3 fair value measurements inputs related to the Forward Purchase Agreement at their measurement dates:
May 31, 2024
Redemption Price	$10.61
Stock Price	$0.80
Volatility	53%
Term (years)	2.18
Risk-free rate	4.51%

Schedule of Fair Value of the Assets and Liabilities	The change in the fair value of the assets and liabilities, measured with Level 3 inputs, for the year ended May 31, 2024 is summarized as follows:
May 31, 2024
Fair value Derivative Liabilities as of date of Business Combination	$16,641
Change in fair value of Forward Purchase Agreement	4,342
Change in fair value of Warrants	(18)
Fair value Derivative Liabilities as of May 31, 2024	$20,965